REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2018
REDEEMABLE CONVERTIBLE PREFERRED SHARES
REDEEMABLE CONVERTIBLE PREFERRED SHARES

14.   REDEEMABLE CONVERTIBLE PREFERRED SHARES

On June 18, 2008, the Company issued 30,000,000 Series A redeemable convertible preferred shares (“preferred shares”) to Alibaba Investment Limited (“Alibaba”) and Champ City International Limited (“Champ”) at US$0.50 per share for a total cash consideration of US$15,000.

On March 31, 2010, the Company issued 20,000,000 Series B preferred shares to CDH Hercules Limited (“CDH”), Pacven Walden Ventures VI, L.P., Pacven Walden Ventures Parallel VI, L.P. and Pacven Walden Ventures Parallel VI-KT, L.P. (collectively known as “Pacven”) at US$0.75 per share for a total cash consideration of US$15,000.

On February 1, 2011, the Company issued 20,869,565 Series C preferred shares to Denlux Logistics Invest Inc. (“Denlux”), Hong Kong Jiashi Int’l Group Limited (“Jiashi”), Orchid Development Holdings Limited (“Orchid”), Hina Group Fund, L.P. (“Hina”), Alibaba, Pacven at US$0.96 per share for a total cash consideration of US$20,000.

On October 25, 2011, the Company issued 54,896,623 Series D preferred shares to Florence Star Worldwide Limited (“Florence”) and Pacven at US$1.39 per share for a total cash consideration of US$76,500.

On January 15, 2014, the Company issued 42,731,874 Series E preferred shares to IDG-Accel China Capital II L.P., IDG-Accel China Capital II Investors L.P. (collectively known as “IDG-Accel”), Broad Street Principal Investments, L.L.C. (“Broad Street”), Alibaba, CDH, Brackenhill Tower Limited (“Brackenhill”) and Hina at US$3.22 per share for a total cash consideration of US$137,500.

On January 15, 2015, the Company issued 31,680,441 Series F preferred shares to Alibaba, at US$4.18 per share for a total cash consideration of US$132,521.

On February 2, 2016, the Company issued 15,479,382 Series G‑1 preferred shares to Shanghai Guangshi Investments Center (Limited Partnership) (“Shanghai Guangshi”) and 37,924,485 Series G‑2 preferred shares to Cainiao Smart Logistics Investment Limited (“Cainiao Smart”), CBLC Investment Limited (“CBLC”), Liyue Jinshi Investment L.P. (“Liyue Jinshi”), China Development Bank International Investment Limited (“CDBII”) and Super Premium Investment Limited (“Super Premium”) at US$9.04 per share for a total cash consideration of US$483,000.

On April 29, 2016, the Company issued an additional 30,627,062 Series G‑2 preferred shares to Cainiao Smart, Liyue Jinshi, CBLC, International Finance Corporation (“International Finance”), Sunshui Hopeson Capital Limited (“Sunshui Hopeson”), CCAP Best Logistics Holdings Limited (“CCAP Best”), SBCVC Victory Company Limited (“SBCVC”), NingBo Meishan Bonded Port YuePu Investment Partnership (Limited Partnership) (“YuePu Investment”), Hongkun (KY) International Limited (“Hongkun (KY)”) and China Huarong International Holdings Limited (“China Huarong”) at US$9.04 per share for a total cash consideration of US$277,000. Series G‑1 preferred shares and G‑2 preferred shares are collectively known as “Series G preferred shares”.

There were no new issuances of Preferred Shares subsequent to the Series G-2 Preferred Shares issuance on April 29, 2016.

The key terms of the Series A, Series B, Series C, Series D, Series E, Series F, Series G-1 and Series G-2 preferred shares (collectively the ‘‘Preferred Shares’’) are summarized below.

Dividends

Each holder of the Preferred Shares is entitled to receive pari passu and on a pro rata basis, prior and in preference to ordinary shareholders, non-cumulative dividends at such rate to be determined by the Company’s Board of Directors as and if declared at their sole discretion (the “Preferential Dividends”). The dividend rate of Preferred Shares shall be no less than such rate of any equity securities to which the Preferred Shares rank prior, with respect to dividends and upon any liquidation event, including ordinary shares (collectively referred to as “Junior Securities”).

After payment of the Preferential Dividends to the preferred shareholders, each shareholder of the Company shall be entitled to receive dividends payable in cash out of any remaining funds that are legally available therefor, on parity with each other (on an as-converted basis), when, as and if declared at the sole discretion of the Board of Directors.

So long as any Preferential Dividends shall have been declared but remain unpaid with respect to any Preferred Share, the Company shall not declare, pay or set apart for payment, any dividend on any Junior Securities or make any payment on account of, or set apart for payment, money for a sinking or other similar fund for, the purchase, redemption or other retirement of, any Junior Securities or any warrants, rights, calls or options exercisable or exchangeable for or convertible into any Junior Securities, or make any distribution in respect thereof, either directly or indirectly, and whether in cash, obligations or shares of the Company or other property.

For all periods presented, no dividends were declared by the Company’s Board of Directors on the Preferred Shares.

Voting Rights

Each preferred shareholder is entitled to the number of votes equal to the number of ordinary shares into which such holder’s preferred shares could be converted. Unless otherwise disclosed elsewhere, preferred shareholders shall vote together with ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined in the preferred shares agreements, the assets of the Company available for distribution shall be made as follows:

•

The holders of Series G preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to all other classes or series of Preferred Shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series G preferred shares, the holders of Series F preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series E, Series D, Series C, Series B and Series A preferred shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series F preferred shares, the holders of Series E preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series D, Series C, Series B and Series A preferred shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series E preferred shares, the holders of Series D preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series C, Series B and Series A preferred shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series D preferred shares, the holders of Series C preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series B and Series A preferred shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series C preferred shares, the holders of Series B preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the holders of the Series A preferred shares and the ordinary shareholders of the Company;

•

After the payment to the holders of Series B preferred shares, the holders of Series A preferred shares are entitled to receive an amount equal to the original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the ordinary shareholders of the Company;

If, upon any such liquidation, the assets of the Company are insufficient to make payment of the liquidation preference related to any series of preferred shares, the remaining assets and funds of the Company available for distribution shall be distributed ratably amongst the holders of that series of preferred shares in proportion to the full amounts to which they would otherwise be entitled to.

After payment has been made to the holders of the Preferred Shares in accordance with the above, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among the holders of ordinary shares and Preferred Shares based on the number of ordinary shares into which such Preferred Shares are convertible.

Conversion rights

Each holder of the Preferred Shares has the right, at each holder’s sole discretion, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares. The initial conversion ratio shall be on a one for one basis, subject to certain general anti-dilution adjustments.

The Preferred Shares are automatically converted into ordinary shares upon the earlier of (1) closing of a Qualified IPO, based on the applicable then-effective conversion price (a Qualified IPO means an initial public offering on a qualified exchange with (i) gross proceeds to the Company of at least US$300,000 and (ii) a pre-money IPO market valuation of at least US$4,000,000); or (2) election in writing by the holders of at least a majority of the then outstanding Series A preferred shares, the holders of at least a majority of the then outstanding Series B preferred shares, the holders of at least a majority of the then outstanding Series C preferred shares, the holders of at least a majority of the then outstanding Series D preferred shares, the holders of at least sixty-six and two-thirds percent (66 2/3%) of the then outstanding Series E preferred shares, the holders of at least a majority of the then outstanding Series F preferred shares and the holders of at least sixty-six and two-thirds percent (66 2/3%) of the then outstanding Series G preferred shares.

The initial conversion price and conversion ratio is the stated issuance price of each series of Preferred Shares and on a one-for-one basis, respectively. The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company less than the original respective conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

Registration Rights

The Preferred Shares also contain registration rights which: (1) allow the holders of the Preferred Shares to demand the Company to file a registration statement covering the offer and sale of the ordinary shares issuable or issued upon conversion of the Preferred Shares at any time or from time to time after the earlier of (i) the third anniversary after the closing of the Series G‑2 preferred shares and (ii) six months following the closing of an initial public offering, including a Qualified IPO; (2) require the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; and (3) allow the preferred shareholders to request the Company to file a registration on Form F‑3 when the Company is eligible to use Form F‑3. The Company is required to use its best efforts to effect the registration if requested by the preferred shareholders, but there is no requirement to pay any monetary or non-monetary consideration for non-performance. The registration rights shall terminate on the earlier of (i) the date that is five years from the date of closing of a Qualified IPO and (ii) with respect to any security holder, the date on which such holder may sell all of its registrable securities under Rule 144 of the Securities Act in any 90 day period.

Redemption

The Preferred Shares are subject to redemption if:

•	a Qualified IPO has not occurred on or prior to December 31, 2018;
•

(a) the VIE contractual agreements are determined or otherwise deemed to be void, illegal, unenforceable or unlawful by the relevant governmental authority under applicable PRC laws, (b) the shareholders approve a transfer of the business, assets and permits of or equity interests in BEST Network, in whole or in part, to BEST China, BEST Technology, BEST Hangzhou, BEST Dongguan, BEST Ningbo, BEST Finance and/or BEST Supply Chain or an alternative restructuring of the Group, and (c) the Group fails to complete, within six months after such shareholder approval, such transfer or such alternative restructuring due to any reason; or any nominee shareholder of BEST Network commits any material breach of any VIE agreement and such material breach is not cured or such shareholder is not replaced within 60 days after notice by an Investor to the Company; then (i) the holders of at least a majority of the then outstanding Series G‑2 preferred shares may require the Company to redeem all or a portion of the then outstanding Series G‑2 preferred shares, (ii) the holders of at least sixty-six and two-thirds percent (66 2/3%) of the then outstanding Series G‑1 preferred shares may require the Company to redeem all or a portion of the then outstanding Series G‑1 preferred shares, (iii) the holders of at least a majority of the then outstanding Series F preferred shares may require the Company to redeem all or a portion of the then outstanding Series F preferred shares; (iv) the holders of at least sixty-six and two-thirds percent (66 2/3%) of the then outstanding Series E preferred shares may require the Company to redeem all or a portion of the then outstanding Series E preferred shares; (v) the holders of at least a majority of the then outstanding Series D preferred shares may require the Company to redeem all of the then outstanding Series D preferred shares; (vi) the holders of at least a majority of the then outstanding Series C preferred shares may require the Company to redeem all of the then outstanding Series C preferred shares; (vii) the holders of at least a majority of the then outstanding Series B preferred shares may require the Company to redeem all of the then outstanding Series B preferred shares; and (viii) the holders of at least a majority of the then outstanding Series A preferred shares may require the Company to redeem all of the then outstanding Series A preferred shares.

Upon issuance of the Series G‑1 preferred shares, the redemption price was as follows:

(i)

in the event that a redemption is triggered by a failure of the Company to undertake a Qualified IPO on or prior to December 31, 2018, (A) the redemption price for each preferred share (other than any Series G preferred shares) shall be equal to (i) US$1,900,000 divided by (ii) the total number of the then issued and outstanding equity securities (assuming the exercise, conversion and exchange of any ordinary shares equivalents then outstanding); (B) the redemption price for each Series G preferred share shall be equal to: original issuance price × (112%)N,

(ii)

in the event that a redemption is triggered by an event other than a failure of the Company to undertake a Qualified IPO on or prior to December 31, 2018, the redemption price shall be equal to: original issuance price × (108%)N.

N = a fraction, the numerator of which is the number of calendar days between the date the holder of the preferred share acquired the preferred share and the date on which such preferred share is redeemed and the denominator of which is 365.

Modification of preferred shares

Upon the issuance of the Series F and G preferred shares, the redemption term of any previously issued series of preferred shares were modified to be the same as the redemption term of the most recent series of preferred shares issued.

The Company assessed whether there was a change in fair value of each modified series of preferred shares exceeding 10% immediately after the change in terms compared to the fair value of the preferred shares immediately before the amendment at each modification date. A change in fair value exceeding 10% would result in extinguishment accounting, while a change in fair value not exceeding 10% would be considered non-substantive and subject to modification accounting. With the assistance of an independent third party valuation firm, the Company determined that the change in fair value did not exceed 10% for each series of preferred shares (except for the Series D preferred shares that were re-designated as Series F preferred shares discussed under ‘‘Extinguishment of Series D preferred shares’’), and the change in redemption value was therefore accounted for as a modification. The Company accounts for modifications that result in an increase to the fair value of the modified preferred shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the preferred shareholders. Deemed dividends related to modification accounting of RMB423,979 were recorded as an increase to the net loss attributable to ordinary shareholders for the year ended December 31, 2016. Modifications that result in a decrease in the fair value of the modified preferred shares were not recognized.

Extinguishment of Series D preferred shares

On the issuance date of the Series F preferred shares, a Series D preferred shareholder transferred 25,000,000 Series D preferred shares to another preferred shareholder and the Series D preferred shares were re-designated as Series F preferred shares. With the assistance of an independent third party valuation firm, the Company determined that the change in fair value of the Series D preferred shares immediately before the amendment and the fair value of the Series F preferred shares upon issuance exceeded 10% and was therefore accounted for as an extinguishment. As a result, the Company derecognized the original Series D preferred shares and recognized the new Series F preferred shares issuance based on its fair value as of January 15, 2015. The difference between the fair value of the new Series F preferred shares issuance and the carrying value of the original Series D preferred shares was RMB296,677. This amount were recognized as a deemed dividend to a preferred shareholder and was recorded as an increase to the net loss attributable to ordinary shareholders in the statement of comprehensive loss. The Company reassessed that there was no BCF upon the extinguishment because the fair value per ordinary share at the extinguishment date was less than the most favorable conversion price.

Repurchase of preferred shares

On April 5, 2016, the Company repurchased 9,656,465 of Series B, 3,192,627 of Series C, 1,076,404 of Series D and 1,553,886 of Series E preferred shares from two Series B preferred shareholders, two Series C preferred shareholders, one Series D preferred shareholder and one Series E preferred shareholder, respectively, for total cash consideration of US$140,000 paid to the preferred shareholders, for which U$126,000 was paid to the preferred shareholders and the remaining US$14,000 (equivalent to RMB 97,118) was reported as “Restricted cash” and “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2016 and was paid to the preferred shareholders during the year ended December 31, 2017. The Company accounted for the difference between the fair value of the consideration paid for the repurchase preferred shares and the carrying value of the preferred shares as a deemed dividend to the preferred shareholders, and was recorded as an increase to the net loss attributable to ordinary shareholders in the statement of comprehensive loss.

Accounting for Preferred Shares

The Preferred Shares have been classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company. The holders of the Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Company used the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features. The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash. The contingent redemption options and registration rights of the Preferred Shares did not qualify for bifurcation accounting because the underlying ordinary shares were neither publicly traded nor readily convertible into cash. There were no other embedded derivatives that are required to be bifurcated.

Beneficial conversion features (“BCF”) exist when the conversion price of the preferred shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date in the Company’s case. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the Preferred Shares as a contribution to additional paid-in capital. On the commitment dates of both the Series G-1 and Series G-2 preferred shares, the most favorable conversion price used to measure the beneficial conversion feature was US$9.04, respectively. No beneficial conversion feature was recognized for the Series G-1 and Series G-2 preferred shares as the fair value per ordinary share at the commitment date was US$5.14 and US$5.24, respectively, which was less than the most favorable conversion price. The Company determined the fair value of ordinary shares with the assistance of an independent third party valuation firm. The contingent conversion price adjustment is accounted for as a contingent BCF. In accordance with ASC paragraph 470‑20‑35‑1, changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred.

The Company chose to recognize changes in the redemption value immediately as they occur and adjusted the carrying value of the Preferred Shares to equal the redemption value at the end of each reporting period. An accretion charge of RMB3,661,975 was recognized for the year ended December 31,2016.

The Preferred Shares were converted to ordinary shares immediately upon the completion of the Company's IPO on September 20, 2017 (Note 19).